Supplementary information on oil and gas activities (unaudited) - Summary of estimated oil and natural gas proved reserves and technical volumes - (Detail) - Proved Reserves [Member]		Dec. 31, 2022 MMBbls Bcf bbl		Dec. 31, 2021 MMBbls	Dec. 31, 2021 Bcf	Dec. 31, 2021 bbl		Dec. 31, 2020 MMBbls	Dec. 31, 2020 Bcf	Dec. 31, 2020 bbl		Dec. 31, 2019 bbl
Mexico [member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed		0.2		0.3				0.2
PROVED Undeveloped		2.7		3				0
Total proved reserves (developed and undeveloped)		2.9		3.3				0.2
Mexico [member] | Consumption plus Natural gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed | Bcf		0.1			0.2				0.7
PROVED Undeveloped | Bcf		5.9			6				0
Total proved reserves (developed and undeveloped) | Bcf		6			6.2				0.7
Mexico [member] | Consumption plus Natural gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed		0		0				0.1
PROVED Undeveloped		1.1		1.1				0
Total proved reserves (developed and undeveloped)		1.1		1.1				0.1
Argentina [Member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed		68.3		48.2				37.6
PROVED Undeveloped		136.8		95.1				61.8
Total proved reserves (developed and undeveloped)	[1]	205.1		143.3		143.3		99.4		99.4		70.8
Argentina [Member] | Consumption plus Natural gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed | Bcf		99.2			90.8				86.1
PROVED Undeveloped | Bcf		139.7			99.4				73.9
Total proved reserves (developed and undeveloped)		238.9	[2]			190.2	[2],[3]		160	160	[3],[4]	172	[4]
Argentina [Member] | Consumption plus Natural gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed		17.7		16.2				15.3
PROVED Undeveloped		24.8		17.7				13.1
Total proved reserves (developed and undeveloped)		42.5		33.9		33.9		28.4		28.4		30.6

[1]	It refers to Crude oil, condensate, and LNG.
[2]	Natural gas internal consumption stood at 11.1% as of December 31, 2022.
[3]	Natural gas consumption stood at 12.9% as of December 31, 2021.
[4]	Natural gas consumption stood at 13.5% as of December 31, 2020.